Trade and Other Receivables - Additional Information (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2026 USD ($) Customer	Jun. 30, 2025 USD ($)
Disclosure of financial assets [line items]
Term receivables terms	30 days
Trade receivables	$ 3,807	$ 3,081
Trade receivables [member]
Disclosure of financial assets [line items]
Allowance For Credit Losses On Financial Assets	3	2
Past due but not impaired [member]
Disclosure of financial assets [line items]
Trade receivables	$ 43	$ 26
Credit risk [member]
Disclosure of financial assets [line items]
Percentage of trade receivables owed from the customers	32.00%	35.00%
Number of customers sample risk exposure | Customer	10
Material concentration risk	0